Financial instruments related to commodity contracts (Tables)	12 Months Ended
Dec. 31, 2018
Financial structure, financial costs and financial instruments
Schedule of offsetting of financial instruments related to commodity contracts

					Net balance	Net balance
As of December 31, 2018	Gross value	Gross value	Amounts	Amounts	sheet value	sheet value	Other
(M$)	before offsetting	before offsetting	offset -	offset -	presented	presented	amounts not	Net carrying	Fair
Assets / (Liabilities)	- assets	- liabilities	assets (c)	liabilities (c)	- assets	- liabilities	offset	amount	value (b)
Crude oil, petroleum products and freight rates activities
Petroleum products, crude oil and freight rate swaps	389	(272)	(140)	140	249	(132)	—	117	117
Forwards (a)	243	(373)	(59)	59	184	(314)	—	(130)	(130)
Options	243	(363)	(156)	156	87	(207)	—	(120)	(120)
Futures	10	—	—	—	10	—	—	10	10
Options on futures	529	(689)	(529)	529	—	(160)	—	(160)	(160)
Other / Collateral	—	—	—	—	—	—	(118)	(118)	(118)
Total crude oil, petroleum products and freight rates	1,414	(1,697)	(884)	884	530	(813)	(118)	(401)	(401)
Gas, Renewables & Power activities
Swaps	18	(624)	(6)	6	12	(618)	—	(606)	(606)
Forwards (a)	2,492	(2,285)	(316)	316	2,176	(1,969)	—	207	207
Options	3	(20)	(18)	18	(15)	(2)	—	(17)	(17)
Futures	126	(125)	(98)	98	28	(27)	—	1	1
Other / Collateral	—	—	—	—	—	—	445	445	445
Total Gas, Renewables & Power	2,639	(3,054)	(438)	438	2,201	(2,616)	445	30	30
Total	4,053	(4,751)	(1,322)	1,322	2,731	(3,429)	327	(371)	(371)
Total of fair value non recognized in the balance sheet									—

(a)	Forwards: contracts resulting in physical delivery are accounted for as derivative commodity contracts and included in the amounts shown.
(b)

When the fair value of derivatives listed on an organized exchange market (futures, options on futures and swaps) is offset with the margin call received or paid in the balance sheet, this fair value is set to zero.

(c)	Amounts offset in accordance with IAS 32.

					Net balance	Net balance
As of December 31, 2017	Gross value	Gross value	Amounts	Amounts	sheet value	sheet value	Other
(M$)	before offsetting	before offsetting	offset -	offset -	presented	presented	amounts not	Net carrying	Fair
Assets / (Liabilities)	- assets	- liabilities	assets (c)	liabilities (c)	- assets	- liabilities	offset	amount	value (b)
Crude oil, petroleum products and freight rates activities
Petroleum products, crude oil and freight rate swaps	244	(333)	(102)	102	142	(231)	—	(89)	(89)
Forwards (a)	109	(113)	(12)	12	97	(101)	—	(4)	(4)
Options	82	(163)	(52)	52	30	(111)	—	(81)	(81)
Futures	—	—	—	—	—	—	—	—	—
Options on futures	202	(251)	(155)	155	47	(96)	—	(49)	(49)
Other / Collateral	—	—	—	—	—	—	63	63	63
Total crude oil, petroleum products and freight rates	637	(860)	(321)	321	316	(539)	63	(160)	(160)
Gas, Renewables & Power activities
Swaps	76	(7)	(3)	3	73	(4)	—	69	69
Forwards (a)	1,717	(1,345)	(92)	92	1,625	(1,253)	—	372	372
Options	6	(30)	(33)	33	(27)	3	—	(24)	(24)
Futures	—	(1)	—	—	—	(1)	—	(1)	(1)
Other / Collateral	—	—	—	—	—	—	(86)	(86)	(86)
Total Gas, Renewables & Power	1,799	(1,383)	(128)	128	1,671	(1,255)	(86)	330	330
Total	2,436	(2,243)	(449)	449	1,987	(1,794)	(23)	170	170
Total of fair value non recognized in the balance sheet									—

(a)	Forwards: contracts resulting in physical delivery are accounted for as derivative commodity contracts and included in the amounts shown.
(b)

When the fair value of derivatives listed on an organized exchange market (futures, options on futures and swaps) is offset with the margin call received or paid in the balance sheet, this fair value is set to zero.

(c)	Amounts offset in accordance with IAS 32.

					Net balance	Net balance
As of December 31, 2016	Gross value	Gross value	Amounts	Amounts	sheet value	sheet value	Other
(M$)	before offsetting	before offsetting	offset -	offset -	presented	presented	amounts not	Net carrying	Fair
Assets / (Liabilities)	- assets	- liabilities	assets (c)	liabilities (c)	- assets	- liabilities	offset	amount	value (b)
Crude oil, petroleum products and freight rates activities
Petroleum products, crude oil and freight rate swaps	464	(266)	(140)	140	324	(126)	—	198	198
Forwards (a)	172	(214)	(8)	8	164	(206)	—	(42)	(42)
Options	194	(207)	(125)	125	69	(82)	—	(13)	(13)
Futures	—	—	—	—	—	—	—	—	—
Options on futures	151	(164)	(150)	150	1	(14)	—	(13)	(13)
Other / Collateral	—	—	—	—	—	—	(220)	(220)	(220)
Total crude oil, petroleum products and freight rates	981	(851)	(423)	423	558	(428)	(220)	(90)	(90)
Gas, Renewables & Power activities
Swaps	63	(39)	(3)	3	60	(36)	—	24	24
Forwards (a)	1,879	(1,672)	(61)	61	1,818	(1,611)	—	207	207
Options	15	(28)	(26)	26	(11)	(2)	—	(13)	(13)
Futures	—	—	—	—	—	—	—	—	—
Other / Collateral	—	—	—	—	—	—	(97)	(97)	(97)
Total Gas, Renewables & Power	1,957	(1,739)	(90)	90	1,867	(1,649)	(97)	121	121
Total	2,938	(2,590)	(513)	513	2,425	(2,077)	(317)	31	31
Total of fair value non recognized in the balance sheet									—

(a)	Forwards: contracts resulting in physical delivery are accounted for as derivative commodity contracts and included in the amounts shown.
(b)

When the fair value of derivatives listed on an organized exchange market (futures, options on futures and swaps) is offset with the margin call received or paid in the balance sheet, this fair value is set to zero.

(c)	Amounts offset in accordance with IAS 32.

Trading & Shipping
Financial structure, financial costs and financial instruments
Schedule of market related risks - value-at-risk

As of December 31,
(M$)	High	Low	Average	Year end
2018	21	5	12	7
2017	28	4	16	7
2016	25	7	14	22

Gas, Renewables & Power
Financial structure, financial costs and financial instruments
Schedule of market related risks - value-at-risk

As of December 31,
(M$)	High	Low	Average	Year end
2018	20	3	10	10
2017	13	3	6	4
2016	8	2	4	2

Financial instruments related to commodity contracts
Financial structure, financial costs and financial instruments
Schedule of changes in fair value and fair value hierarchy for financial instruments

For the year ended December 31,	Fair value	Impact on	Settled		Fair value as of
(M$)	as of January1,	income	contracts	Other	December31,
Crude oil, petroleum products and freight rates activities
2018	(223)	2,689	(2,749)	—	(283)
2017	130	2,693	(3,047)	—	(223)
2016	1,157	3,013	(4,040)	—	130

Gas, Renewables & Power activities
2018	416	1,220	(2,057)	6	(415)
2017	218	717	(554)	35	416
2016	613	392	(742)	(45)	218

The fair value hierarchy for financial instruments related to commodity contracts is as follows:

	Quoted prices
	in active markets for	Prices based on	Prices based on
As of December 31, 2018	identical	observable data	non observable
(M$)	assets (level 1)	(level 2)	data (level 3)	Total
Crude oil, petroleum products and freight rates activities	(303)	20	—	(283)
Gas, Renewables & Power activities	424	(638)	(201)	(415)
Total	121	(618)	(201)	(698)

	Quoted prices
	in active markets for	Prices based on	Prices based on
As of December 31, 2017	identical	observable data	non observable
(M$)	assets (level 1)	(level 2)	data (level 3)	Total
Crude oil, petroleum products and freight rates activities	(49)	(173)	—	(223)
Gas, Renewables & Power activities	288	128	—	416
Total	239	(45)	—	193

	Quoted prices
	in active markets for	Prices based on	Prices based on
As of December 31, 2016	identical	observable data	non observable
(M$)	assets (level 1)	(level 2)	data (level 3)	Total
Crude oil, petroleum products and freight rates activities	(22)	152	—	130
Gas, Renewables & Power activities	409	(191)	—	218
Total	387	(39)	—	348

Schedule of impact of the hedging strategies

As of December 31
(M$)	2018	2017	2016
Profit (Loss) recorded in equity during the period	3	71	(69)
Recycled amount from equity to the income statement during the period	(3)	(6)	(1)